Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Statement Of Financial Position [Abstract]
Convertible preferred stock, par value (in dollars per share)	$ 0.0045	$ 0.0045
Convertible preferred stock, shares authorized	2,000,000	2,000,000
Convertible preferred stock, shares issued
Convertible preferred stock, shares outstanding
Common stock, par value (in dollars per share)	$ 0.0045	$ 0.0045
Common stock, shares authorized	40,000,000	40,000,000
Common stock, shares issued	16,395,456	16,395,456
Common stock, shares outstanding	16,395,456	16,395,456
Treasury shares	215,306	227,306